INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net
	As of December 31,
	2015	2016

Core technology	$108	$101
Customer relationship	350	327

	458	428
Less: accumulated amortization
Core technology	(54)	(84)
Customer relationship	(56)	(86)

	(110)	(170)

	$348	$258